Streaming Arrangement - Contract liability and gold delivered (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of streaming arrangement [Line Items]
Finance costs related to significant financing component	R 1	R 18	R 41
Non-cash consideration for delivery of gold ounces (included in Revenue)	(86)	(323)	(338)
Current portion of streaming contract liability	0	85
Franco Nevada
Disclosure of streaming arrangement [Line Items]
Balance at beginning of year	85	390
Finance costs related to significant financing component	1	18
Non-cash consideration for delivery of gold ounces (included in Revenue)	(86)	(323)
Balance at end of year	0	85	R 390
Current portion of streaming contract liability	R 0	R 85